Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6.    Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2023	2024
Deductible VAT input	2,271,162	2,326,470
Prepayment to vendors	575,016	755,376
Deposits	240,769	376,130
Receivables from third party online payment service providers	160,030	85,621
Interest receivable	42,340	16,944
Other receivables	150,857	74,327
Less: Allowance for credit losses	(5,411)	(1,912)
Total	3,434,763	3,632,956